Schedule of share-based payment expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 8,803	$ 11,392	$ 1,542